ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
 (THE "TRUST")
Prospectus dated April 25, 2016
The AZL Fusion Funds AZL MVP FusionSM Balanced Fund AZL MVP FusionSM Conservative Fund AZL MVP FusionSM Growth Fund AZL MVP FusionSM Moderate Fund
The AZL Index Strategy Funds AZL® Balanced Index Strategy Fund AZL® MVP Balanced Index Strategy Fund AZL® MVP Growth Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® MVP BlackRock Global Allocation Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Franklin Templeton Founding Strategy Plus Fund
AZL® MVP Invesco Equity and Income Fund
AZL® MVP T. Rowe Price Capital Appreciation Fund

Allianz Investment Management LLC (the "Manager")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (each, a "Contract," and collectively, the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.
This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.
Questions?
Call toll free 1‑800-624-0197
 or your investment representative.
The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.
AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

Table of Contents

Fund Summaries	3
AZL MVP FusionSM Balanced Fund	3
AZL MVP FusionSM Conservative Fund	7
AZL MVP FusionSM Growth Fund	10
AZL MVP FusionSM Moderate Fund	13
AZL® Balanced Index Strategy Fund	16
AZL® DFA Multi-Strategy Fund	19
AZL® MVP Balanced Index Strategy Fund	23
AZL® MVP DFA Multi-Strategy Fund	27
AZL® MVP Growth Index Strategy Fund	30
AZL® MVP BlackRock Global Allocation Fund	34
AZL® MVP Franklin Templeton Founding Strategy Plus Fund	39
AZL® MVP Invesco Equity and Income Fund	43
AZL® MVP T. Rowe Price Capital Appreciation Fund	47
Tax Information	51
Financial Intermediary Compensation	51
More about the Funds	52
Overview	52
The AZL FusionSM Funds	53
The AZL® Index Strategy Funds	56
AZL® MVP BlackRock Global Allocation Fund	59
AZL® MVP Franklin Templeton Founding Strategy Plus Fund	61
AZL® MVP T. Rowe Price Capital Appreciation Fund	63
The AZL® MVP Funds	65
The AZL® DFA Multi-Strategy Fund	66
Investment Risks	69
Fund Management	89
The Manager	89
Duties of the Manager	89
Management Fees	90
The Administrator	91
The Distributor	91
Payments to Affiliated Insurance Companies	92
Other Administrative Services	92
Legal Proceedings	92
The Commodity Exchange Act	92
Shareholder Information	93
Pricing of Fund Shares	93
Purchase and Redemption of Shares	93
Market Timing	94
Dividends, Distributions, and Taxes	94
Portfolio Securities	95
Financial Highlights	96
For More Information	109
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Balanced Fund

FUND SUMMARIES

AZL MVP FUSIONSM BALANCED FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.88%
Total Annual Fund Operating Expenses	1.10%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to underlying funds. Of this underlying fund allocation, approximately 40% - 60% will be allocated to equity funds and approximately 40% - 60% will be allocated to fixed income funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the underlying investments.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Balanced Fund

Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high-yield bonds. This process could cause the equity exposure of the Fund to fluctuate but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
The Fund invests in a variety of underlying investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Balanced Fund

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	12.93%
Lowest (Q4, 2008)	-14.80%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL MVP FusionSM Balanced Fund	-1.27%	4.90%	4.29%
S&P 500 Index*	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	4.51%
Balanced Composite Index*	1.12%	8.09%	6.32%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Conservative Fund

AZL MVP FUSIONSM CONSERVATIVE FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.82%
Total Annual Fund Operating Expenses	1.06%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to underlying funds. Of this underlying fund allocation, approximately 25% - 45% will be allocated to equity funds and approximately 55% - 75% will be allocated to fixed income funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the underlying investments.
Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high-yield bonds. This process could cause the equity exposure of the Fund to fluctuate but equity exposure generally will not
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Conservative Fund

be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 8% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
The Fund invests in a variety of underlying investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
With a target allocation of approximately 25%-45% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Conservative Fund

performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (35%) and the Barclays U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	6.75%
Lowest (Q3, 2011)	-6.87%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (10/23/2009)
AZL MVP FusionSM Conservative Fund	-0.77%	4.69%	5.83%
S&P 500 Index*	1.38%	12.57%	13.23%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	3.71%
Conservative Composite Index*	0.98%	6.67%	7.25%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Growth Fund

AZL MVP FUSIONSM GROWTH FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.99%
Total Annual Fund Operating Expenses	1.21%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to underlying funds. Of this underlying fund allocation, approximately 70% - 90% will be allocated to equity funds and approximately 10% - 30% will be allocated to fixed income funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the underlying investments.
Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high-yield bonds. This process could cause the equity exposure of the Fund to fluctuate but equity exposure generally will not
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Growth Fund

be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 14% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
The Fund invests in a variety of underlying investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 70% - 90% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
With a target allocation of approximately 10% - 30% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Growth Fund

also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500® Index (80%) and the Barclays U.S. Aggregate Bond Index (20%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	17.05%
Lowest (Q4, 2008)	-22.98%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL MVP FusionSM Growth Fund	-2.07%	5.68%	3.61%
S&P 500 Index*	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	4.51%
Growth Composite Index*	1.31%	10.83%	7.02%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Moderate Fund

AZL MVP FUSIONSM MODERATE FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.94%
Total Annual Fund Operating Expenses	1.16%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to underlying funds. Of this underlying fund allocation, approximately 55% - 75% will be allocated to equity funds and approximately 25% - 45% will be allocated to fixed income funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high-yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Moderate Fund

The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the underlying investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
The Fund invests in a variety of underlying investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
With a target allocation of approximately 25%-45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL MVP FusionSM Moderate Fund

years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (65%) and the Barclays U.S. Aggregate Bond Index (35%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	14.82%
Lowest (Q4, 2008)	-18.42%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL MVP FusionSM Moderate Fund	-1.71%	5.23%	4.00%
S&P 500 Index*	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	4.51%
Moderate Composite Index*	1.23%	9.48%	6.71%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Balanced Index Strategy Fund

AZL® BALANCED INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.62%
Total Annual Fund Operating Expenses	0.70%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the "Index Strategy Underlying Funds"):
AZL Enhanced Bond Index Fund
AZL S&P 500 Index Fund
AZL Mid Cap Index Fund
AZL Small Cap Stock Index Fund
AZL International Index Fund
Under normal market conditions, the Fund will allocate 40% – 60% of its assets in the underlying equity index funds and 40% – 60% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The investment results of the Index Strategy Underlying Funds will vary. As a result, the Manager monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Balanced Index Strategy Fund

distributions of the underlying funds as a result of small variations in the Fund's allocations and any cash held in its portfolio.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Balanced Index Strategy Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	7.45%
Lowest (Q3, 2011)	-7.07%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (7/10/2009)
AZL® Balanced Index Strategy Fund	0.01%	6.24%	8.63%
S&P 500 Index*	1.38%	12.57%	16.34%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	3.94%
Balanced Composite Index*	1.12%	8.09%	10.31%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since November 2010; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Multi-Strategy Fund

AZL® DFA MULTI-STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.92%
Total Annual Fund Operating Expenses	0.99%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying funds managed by Dimensional Fund Advisors LP (the "DFA Underlying Funds"):
AZL DFA Emerging Markets Core Equity Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
Under normal market conditions, the Manager will allocate approximately 50%-70% of Fund assets to the equity funds and approximately 30%-50% to the fixed income fund. The AZL DFA Five-Year Global Fixed Income Fund is the fixed income fund; the other four DFA Underlying Funds are equity funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The investment results of the DFA Underlying Funds will vary. As a result, the Manager monitors the allocations to the DFA Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the DFA Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund's allocations and any cash held in its portfolio.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Multi-Strategy Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
Because the Fund invests in the DFA Strategy Underlying Funds, it is also subject to the risks associated with those investments which include the following risks:
•	Market Risk – The market value of an Underlying Fund's portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a an Underlying Fund's securities may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because the Underlying Funds are actively managed, there can be no guarantee that investment decisions made for a fund by its subadviser will produce the desired results.
•	Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an Underlying Fund to at times underperform equity funds that use other investment strategies.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to an Underlying Fund.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on an Underlying Fund's earnings.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on an Underlying Fund's returns.
•	Interest Rate Risk – Debt securities held by an Underlying Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase an Underlying Fund's exposure to risks related to rising rates.
•	Income Risk – Falling interest rates may cause an Underlying Fund's income to decline.
•	Portfolio Turnover – One or more Underlying Funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Underlying Fund's performance.
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Multi-Strategy Fund

relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Multi-Strategy Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 27, 2015, the Fund was named the AZL Growth Index Strategy Fund, and invested in different underlying funds.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	10.19%
Lowest (Q3, 2011)	-12.04%

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Multi-Strategy Fund

Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (7/10/2009)
AZL® DFA Multi-Strategy Fund	-0.67%	7.74%	10.87%
S&P 500 Index*	1.38%	12.57%	16.34%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	3.94%
Multi-Strategy Composite Index*	1.20%	9.02%	11.55%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since November 2010; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Balanced Index Strategy Fund

AZL® MVP BALANCED INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.59%
Total Annual Fund Operating Expenses	0.73%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the "Index Strategy Underlying Funds"):
AZL Enhanced Bond Index Fund
AZL S&P 500 Index Fund
AZL Mid Cap Index Fund
AZL Small Cap Stock Index Fund
AZL International Index Fund
The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to the Index Strategy Underlying Funds. Of this allocation, approximately 40% - 60% will be allocated to the equity index funds and approximately 40% - 60% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Balanced Index Strategy Fund

Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to Index Strategy Underlying Funds. The process is intended to limit the Fund's market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
Because the Fund invests in the Index Strategy Underlying Funds it is also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Balanced Index Strategy Fund

economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	4.40%
Lowest (Q3, 2015)	-3.32%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (1/10/2012)
AZL® MVP Balanced Index Strategy Fund	-0.22%	6.67%
S&P 500 Index*	1.38%	14.66%
Barclays U.S. Aggregate Bond Index*	0.55%	2.16%
Balanced Composite Index*	1.12%	8.42%
*	Reflects no deduction for fees, expenses, or taxes.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Balanced Index Strategy Fund

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since January 2012; Mark Glad, portfolio manager, since April 2013; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

AZL® MVP DFA MULTI-STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.32%
Acquired Fund Fees and Expenses(1)	1.02%
Total Annual Fund Operating Expenses	1.54%
Management Fee Waiver(2)	-0.37%
Total Annual Fund Operating Expenses After Management Fee Waiver(2)	1.17%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
(2)	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, and Acquired Fund Fees and Expenses), to 0.10% through April 30, 2017. After April 30, 2017, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund's Expenses to exceed the stated limit during the respective year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$119	$450
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five DFA underlying funds (the "DFA Strategy Underlying Funds"):
•	AZL DFA Emerging Markets Core Equity Fund
•	AZL DFA Five-Year Global Fixed Income Fund
•	AZL DFA International Core Equity Fund
•	AZL DFA U.S. Core Equity Fund
•	AZL DFA U.S. Small Cap Fund
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

The Fund is designed to provide a diversified portfolio consisting of underlying funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to the DFA Underlying Funds. Of this allocation, approximately 50%-70% will be allocated to the equity funds and approximately 30%-50% will be allocated to the fixed income fund. The AZL DFA Five-Year Global Fixed Income Fund is the fixed income fund; the other four DFA Underlying Funds are equity funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
Because the Fund invests in the DFA Strategy Underlying Funds, it is also subject to the risks associated with those investments which include the following risks:
•	Market Risk The market value of an Underlying Fund's portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk The value of a an Underlying Fund's securities may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk Because the Underlying Funds are actively managed, there can be no guarantee that investment decisions made for a fund by its subadviser will produce the desired results.
•	Value Stocks Risk Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an Underlying Fund to at times underperform equity funds that use other investment strategies.
•	Capitalization Risk Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

developments or policies. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
•	Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Depositary Receipt Risk Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to an Underlying Fund.
•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on an Underlying Fund's earnings.
•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse effect on an Underlying Fund's returns.
•	Interest Rate Risk Debt securities held by an Underlying Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase an Underlying Fund's exposure to risks related to rising rates.
• Income Risk  Falling interest rates may cause an Underlying Fund's income to decline.
•	Portfolio Turnover One or more Underlying Funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Underlying Fund's performance.
•	Sovereign Debt Risk Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Additionally, because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers, since April 2015, are: Brian Muench, president of the Manager and portfolio manager; Mark Glad, portfolio manager, and Darin Egbert, portfolio manager.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Growth Index Strategy Fund

AZL® MVP GROWTH INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.57%
Total Annual Fund Operating Expenses	0.69%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the "Index Strategy Underlying Funds"):
AZL Enhanced Bond Index Fund
AZL S&P 500 Index Fund
AZL Mid Cap Index Fund
AZL Small Cap Stock Index Fund
AZL International Index Fund
The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.
Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to the Index Strategy Underlying Funds. Of this allocation, approximately 65% - 85% will be allocated to the equity index funds and approximately 15% - 35% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Growth Index Strategy Fund

Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 13% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.
Because the Fund invests in the Index Strategy Underlying Funds it is also subject to the risks associated with those investments. With a target allocation of approximately 65% - 85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
With a target allocation of approximately 15% - 35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Growth Index Strategy Fund

economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (75%) and the Barclays U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	6.85%
Lowest (Q3, 2015)	-5.34%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (1/10/2012)
AZL® MVP Growth Index Strategy Fund	-0.80%	9.15%
S&P 500 Index*	1.38%	14.66%
Barclays U.S. Aggregate Bond Index*	0.55%	2.16%
Growth Composite Index*	1.29%	11.54%
*	Reflects no deduction for fees, expenses, or taxes.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Growth Index Strategy Fund

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, January 2012; Mark Glad, portfolio manager, since April 2013; and Darin Egbert, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP BlackRock Global Allocation Fund

AZL® MVP BLACKROCK GLOBAL ALLOCATION FUND

Investment Objective

The Fund seeks high total investment return.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	1.08%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.19%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL BlackRock Global Allocation Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high-yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP BlackRock Global Allocation Fund

on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, and up to 20% of the Fund's assets to the MVP Process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Underlying Fund invests in a portfolio of equity, debt and money market securities. At any given time, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund's subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The Underlying Fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts and securities related to real assets (like real estate- or precious metals-related securities) such as stocks, bonds or convertible bonds issued by REITs or companies that mine precious metals.
The Underlying Fund generally seeks diversification across markets, industries and issuers. The Underlying Fund may invest in the securities of companies of any market capitalization.
The Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 30%-40% or more) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits and non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser's outlook. The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.
The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange traded funds, and are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.
The Fund invests primarily in the AZL BlackRock Global Allocation Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desire result; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies;
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP BlackRock Global Allocation Fund

foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions; commodities investments risk, because exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; security quality risk (sometimes called "high-yield risk" or "junk bond risk"), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; distressed securities risk, because such securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds; sovereign debt risk, which is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt; extension risk, which is the risk if interest rates rise, debt securities may be paid more slowly; depositary receipt risk, which are many of the same risks as those associated with investment in foreign securities; mortgage-related and other asset-backed risk, which is the risk of investing in mortgage-related or other asset-backed securities involving a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security; leveraging risk, which is the risk of using leverage to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of portfolio securities; call risk, which is the risk if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date; repurchase agreements and purchase and sale contracts risk, which is the risk if the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement; liquidity risk, which is the risk when an investment that is difficult to purchase or sell may have an adverse effect on investment returns; private placed securities risk, which is the risk because the security is subject to resale restrictions; precious metal related securities risk, which is the risk of the high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals; structured notes risk, which is the risk of structured notes and other related instruments purchased are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"); warrants risk, which is the risk of the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and loses any amount paid for the warrant; short sales risk, which is the risk which are transactions in which securities borrowed from others and then sold with the expectation that the price of the security will fall before the fund must purchase the security to return it to the lender; when issued and delayed delivery securities and forward commitments risk, which is the risk when the purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the fund at an established price with payment and delivery taking place in the future; indexed and inverse securities risk, which is the risk of certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the investment in such instruments may decline signiﬁcantly in value if interest rates or index levels move in an unanticipated way; standby commitment agreements risk, which is the risk that a purchased security will lose value prior to its delivery and will no longer be worth what has been agreed to pay for the security; and risks related to the Underlying Fund's investments in a subsidiary formed in the Cayman Islands.
Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices,
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP BlackRock Global Allocation Fund

securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the FTSE World Index. The Fund's performance also is compared to the returns of the S&P 500 Index, the FTSE World (ex U.S.) Index, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index, the Citigroup (Non-USD) World Government Bond Index and the Reference Benchmark, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies. The Reference Benchmark: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% BofA Merrill Lynch Current 5-year U.S. Treasury Index; and 16% Citigroup (Non-USD) World Government Bond Index.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	4.89%
Lowest (Q3, 2015)	-6.23%

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP BlackRock Global Allocation Fund

Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (1/10/12)
AZL® MVP BlackRock Global Allocation Fund	-1.57%	5.23%
FTSE World Index*	-1.37%	10.27%
S&P 500 Index*	1.38%	14.66%
FTSE World ex U.S. Index*	-4.16%	5.84%
BofA Merrill Lynch 5-Year U.S. Treasury Bond Index*	1.49%	1.06%
Citigroup (Non-USD) World Government Bond Index*	-5.54%	-2.66%
Reference Benchmark*	-0.83%	6.57%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since January 2012; and Mark Glad, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund SummariesAZL® MVP Franklin Templeton Founding Strategy Plus Fund

AZL® MVP FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND

Investment Objective

The Fund seeks long-term capital appreciation, with income as a secondary goal.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses(1)	0.99%
Total Annual Fund Operating Expenses	1.14%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Franklin Templeton Founding Strategy Plus Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high-yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund SummariesAZL® MVP Franklin Templeton Founding Strategy Plus Fund

on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, and up to 20% of the Fund's assets to the MVP Process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Underlying Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Underlying Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:
Mutual Shares Strategy
Templeton Growth Strategy
Franklin Income Strategy
Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the predetermined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.
Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.
The Fund invests primarily in the AZL Franklin Templeton Founding Strategy Plus Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; security quality risk (sometimes called high-yield risk or junk bond risk), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund SummariesAZL® MVP Franklin Templeton Founding Strategy Plus Fund

underlying stock into which the securities may be converted; special situations risk, related to the Underlying Fund's use of investment strategies intended to take advantage of mergers, reorganizations, or other unusual events, which may not occur as expected; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Underlying Fund's portfolio; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; inflation-indexed securities risk, which is the risk of having a tendency to react to changes in real interest rates and real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation; country/regional risk, which is the risk of political events, financial troubles, or natural disasters may have an adverse effect on the securities markets of a country or region; and income risk, which is the risk that falling interest rates may cause the Underlying Fund's income to decline.
Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund SummariesAZL® MVP Franklin Templeton Founding Strategy Plus Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	5.81%
Lowest (Q3, 2015)	-7.81%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (4/30/12)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund	-6.21%	5.27%
S&P 500 Index*	1.38%	13.33%
Barclays U.S. Aggregate Bond Index*	0.55%	1.93%
Balanced Composite Index*	1.20%	8.78%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since April 2012; and Mark Glad, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Invesco Equity and Income Fund

AZL® MVP INVESCO EQUITY AND INCOME FUND

Investment Objective

The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	1.00%
Total Annual Fund Operating Expenses	1.13%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Invesco Equity and Income Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities; for this purpose, "equity and income securities" includes instruments, such as futures and options, that have economic characteristics similar to equity and income securities.
The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Invesco Equity and Income Fund

seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund and up to 20% of the Fund's assets to the MVP process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Underlying Fund invests, under normal market conditions, at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Underlying Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment-grade quality debt securities. Under normal market conditions, the Underlying Fund invests at least 80% of its net assets in equity and income securities.
The Underlying Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Underlying Fund's subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Underlying Fund's subadviser of the income or growth potential of such securities materially change.
The Underlying Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Underlying Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.
The Fund invests primarily in the AZL Invesco Equity and Income Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged; mortgage-related and other asset-backed risk, which involves risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages or other assets that backs the security; income risk, which is the risk that falling interest rates may cause the Fund's income to decline; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Invesco Equity and Income Fund

prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio; interest rate risk, which is the risk when debt securities held by the Fund may decline in value due to rising interest rates; preferred securities risk, which is the risk associated with investing in preferred securities, and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time; and real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP Invesco Equity and Income Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	9.29%
Lowest (Q3, 2015)	-6.11%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (1/10/12)
AZL® MVP Invesco Equity and Income Fund	-3.21%	9.13%
S&P 500 Index*	1.38%	14.66%
Barclays U.S. Aggregate Bond Index*	0.55%	2.16%
Balanced Composite Index*	1.20%	9.67%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since January 2012; and Mark Glad, portfolio manager, since April 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP T. Rowe Price Capital Appreciation Fund

AZL® MVP T. ROWE PRICE CAPITAL APPRECIATION FUND

Investment Objective

The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	1.00%
Total Annual Fund Operating Expenses	1.13%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL T. Rowe Price Capital Appreciation Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.
The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP T. Rowe Price Capital Appreciation Fund

on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.
Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund's assets to the MVP process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Underlying Fund normally invests at least 50% of its total assets in the common stocks of established U.S. companies that the Underlying Fund's subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Underlying Fund's objective. The Underlying Fund may invest up to 25% of its total assets in foreign securities.
The Underlying Fund's investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Underlying Fund buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Underlying Fund invests. Since the Underlying Fund attempts to prevent losses as well as achieve gains, the Underlying Fund typically uses a value approach in selecting investments. The subadviser's research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the subadviser believes has good prospects for capital appreciation. The Underlying Fund may establish relatively large positions in companies the subadviser finds particularly attractive.
The Underlying Fund may purchase bonds, convertible securities and, mortgage and asset backed securities, bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Underlying Fund invests. The Underlying Fund may invest up to 25% of its total assets in below investment-grade debt securities ("junk bonds") and bank loans. The Underlying Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.
The Underlying Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.
The Fund invests primarily in the AZL T. Rowe Price Capital Appreciation Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; capitalization risk, which is the risk that
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP T. Rowe Price Capital Appreciation Fund

investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies; focused investment risk, which is the risk that investing in a relatively small number of issuers, industries, or regions involves added risk, and charges, changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio; bank loan risk, which is the risk that to the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities, and the fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower; interest rate risk, which is the risk that debt securities may decline in value due to rising interest rates; security quality risk, which is the risk that investment in high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities, sometimes known as "high-yield risk" or "junk bond risk"; liquidity risk, which is the risk of an investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns; mortgage-related and other asset-backed risk, which is the risk of investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security; and options risk, which is the risk that when the fund uses options, it is exposed to additional volatility and potential losses, and writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.
Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund may invest in options, the Fund also is subject to risks related to futures and options. Investing in derivative instruments, such as futures and options, involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Bar Chart and Table
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MVP T. Rowe Price Capital Appreciation Fund

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2015)	3.42%
Lowest (Q3, 2015)	-2.56%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (1/10/14)
AZL® MVP T. Rowe Price Capital Appreciation Fund	4.15%	7.72%
S&P 500 Index*	1.38%	7.62%
Barclays U.S. Aggregate Bond Index*	0.55%	2.90%
Balanced Composite Index*	1.20%	5.80%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers since January 2014 are: Brian Muench, president of the Manager and portfolio manager, and Mark Glad, portfolio manager.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 51 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund SummariesTax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the "Contracts"). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL FusionSM Funds

MORE ABOUT THE FUNDS

OVERVIEW
This prospectus provides information about 13 mutual funds (the "Funds") that are series of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust"). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use this information to compare the Funds with other mutual funds. Although the Fund's direct shareholders are the insurance company separate accounts that invest assets on behalf of their contract holders, "you" and "your" refer to the contract holders who invest in the Funds indirectly through their variable annuity contracts (the "Contracts").
Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds" and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds. Each Fund may also invest directly in equity, debt and derivative securities, subject to each Fund's investment objective, strategies and policies, as set forth in this prospectus or in the SAI. Each Fund currently offers one share class.
The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus to the extent permitted by this prospectus, or the SAI. The Manager may recommend additional or different underlying funds for investment by any of the Funds, without seeking the approval of shareholders. The Manager may allocate a Fund's assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the prospectus is applied only when that particular type of security is purchased. In the case of illiquid securities, if the limitation (15%) is exceeded, the Fund will take appropriate steps to bring the aggregate amount of illiquid securities below the limit as soon as possible.
The Funds are not expected to engage in active and frequent trading of portfolio securities, although certain underlying funds may.
This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in your Contract prospectus.
In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.
Temporary Defensive Positions
For temporary defensive purposes or when cash is temporarily available, the Funds may invest in investment-grade, short-term debt instruments, including government, corporate, and money market securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objectives.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL FusionSM Funds

THE AZL FUSIONSM FUNDS
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Growth Fund
AZL MVP FusionSM Moderate Fund

General

"Fusion" is a branding term that refers to the "fusion" of the Manager's investment process with research in the form of statistical and factual information coupled with broadly diversified asset classes and investment managers to build a comprehensive portfolio. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Wilshire Associates Incorporated ("Wilshire"). Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds' asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Wilshire does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Funds' portfolios are managed by and investment decisions are made by the Manager.
The AZL Fusion Funds are distinguished primarily on the basis of relative allocations among equity, fixed income and derivative securities. The terms "Conservative," "Balanced," "Moderate," and "Growth" are commonly used terms describing the risk profile and equity allocation of each Fund. The MVP Fusion Conservative Fund allocates approximately 25%-45% of its assets to equity funds and approximately 55%-75% to fixed income funds. The MVP Fusion Balanced Fund allocates approximately 40%-60% of assets to equity funds and approximately 40%-60% to fixed income funds. The MVP Fusion Moderate Fund allocates approximately 55%-75% of assets to equity funds and approximately 25%-45% to fixed income funds. The MVP Fusion Growth Fund allocates approximately 70%-90% of assets to equity funds and approximately 10%-30% to fixed income funds. The AZL Fusion Funds utilize the MVP (Managed Volatility Fund) risk management process as described in the section "More about the Funds – The AZL MVP Funds", later in this prospectus.
In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies

The Manager's principal investment strategies for the AZL Fusion Funds may also include:
(1)	Utilizing a strategic asset allocation model, developed from information provided by Wilshire, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund's investment objective.
(2)	Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.
(3)	Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, or to gain equity exposure, either directly or through unregistered investment pools.
The asset allocation in each Fund's investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocations for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.
The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled "Management – The Manager" below for further information regarding the Manager's affiliation with certain Fusion Underlying Funds.
For temporary defensive purposes, any of the Funds may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL FusionSM Funds

fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The Manager also may allocate a Fund's assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Information About the Fusion Permitted Underlying Investments

The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by affiliates of the Manager, and other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, and Cash Equivalent. Each Fund may, but is not limited to, investing in Fusion Underlying Funds in any of these asset classes. Under applicable regulations, the Funds are also permitted to invest directly in equity and debt securities and derivatives. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists identify the Fusion Underlying Funds and other Fusion Permitted Underlying Investments by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.
Asset Classes	Fusion Underlying Funds
Small Cap (Equity)
 Seeks maximum capital appreciation, primarily by investing in small-capitalization companies, generally less than $3 billion market value. Investments in these types of companies include considerable risk and volatility.
AZL DFA U.S. Small Cap Fund AZL Federated Clover Small Value Fund AZL Oppenheimer Discovery Fund AZL Small Cap Stock Index Fund
Mid Cap (Equity)
 Seeks growth by investing in mid-capitalization companies, generally between $1.5 billion and $10 billion in market value. Investments in these types of companies include a considerable amount of risk.
AZL MFS Mid Cap Value Fund AZL Mid Cap Index Fund AZL Multi-Manager Mid Cap Growth Fund
Large Growth (Equity)
 Seeks growth by investing in large-capitalization companies, generally in excess of $10 billion in market value. Growth investing generally seeks companies that are growing earnings and sales more quickly than their peers.
AZL BlackRock Capital Appreciation Fund AZL Boston Company Research Growth Fund AZL Russell 1000 Growth Index Fund AZL Wells Fargo Large Cap Growth Fund
Large Blend (Equity)
 Seeks to invest in established companies with solid earnings prospects and market liquidity. These investments generally invest in growth and value stocks or stocks with growth and value characteristics, offering diversification across market sectors)
AZL DFA U.S. Core Equity Fund AZL JPMorgan U.S. Equity Fund AZL MFS Investors Trust Fund AZL S&P 500 Index Fund
Large Value (Equity)
 Seeks growth through large-capitalization stocks with lower than average price, as measured by either price-to-book or price-to-earnings ratios. Value investing generally seeks companies that are considered to be undervalued and have the potential for capital appreciation.
AZL T. Rowe Price Capital Appreciation Fund AZL Invesco Growth and Income Fund AZL MFS Value Fund AZL Russell 1000 Value Index Fund Premier MS VIT NFJ Dividend Value Portfolio
International Equity (Equity)
 Invests in assets of companies around the world, including emerging markets. Because of fluctuations in value of various currencies and the political and economic uncertainties of foreign countries, international investments involve greater levels of risk and volatility.
AZL DFA International Core Equity Fund AZL Invesco International Equity Fund AZL International Index Fund AZL JPMorgan International Opportunities Fund AZL NFJ International Value Fund
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL FusionSM Funds

Asset Classes	Fusion Underlying Funds
Specialty (Equity and Fixed Income) Focus on specific market sectors. Sector investing can pay potentially significant returns, but involves significant risks as well.
AZL BlackRock Global Allocation Fund
AZL DFA Emerging Markets Core Equity
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund
 PIMCO VIT CommodityRealReturn™ Strategy Portfolio

High-Yield Bonds (Fixed Income)
 Seek total return by investing in bonds with low credit ratings. Because of the risky nature of high-yield bonds, high-yield investments have greater volatility than the average bond investment.
PIMCO VIT High Yield Portfolio
Bonds (Fixed Income)
 Typically invest at least 70% of their assets in a mixture of corporate and government bonds with primary focus on intermediate-term bonds. These bonds have an average duration from 3.5 to 6 years or an average effective maturity from 4 to 10 years.

AZL DFA Five-Year Global Fixed Income Fund
 AZL Enhanced Bond Index Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis Total Bond Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Income
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
 PIMCO VIT Unconstrained Bond Portfolio

Cash Equivalent (Fixed Income)
 Any security that has the same properties as cash in terms of liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.
AZL Government Money Market Fund
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® Index Strategy Funds

THE AZL® INDEX STRATEGY FUNDS
AZL® Balanced Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund

General

The Funds are distinguished primarily on the basis of relative allocations among equity, fixed income and derivative securities. The terms "Balanced" and "Growth" are commonly used terms describing the risk profile and equity allocation of each Fund. The Growth Index Strategy Fund features a higher allocation to equity investments (65% - 85%) than the Balanced Index Strategy Funds (40% - 60%). The AZL MVP Index Strategy Funds utilize the MVP (Managed Volatility Fund) risk management process as described in the section "More about the Funds – The AZL MVP Funds", later in this prospectus.
In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies

The Manager's principal investment strategies for the AZL Index Strategy Funds may also include the following:
For temporary defensive purposes, any of the Funds may invest up to 100% of net assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The Manager also may allocate a Fund's assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Information About the Index Strategy Underlying Funds

The following briefly describes the investment goals and strategies of the Index Strategy Underlying Funds. The Manager may recommend additional or different underlying funds for investment, without seeking the approval of shareholders.
AZL Enhanced Bond Index Fund
The AZL Enhanced Bond Index Fund seeks to exceed the total return of the Barclays U.S. Aggregate Bond Index (the "Index"). The fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Index; however, the fund's investments may not replicate the portfolio weights of the Index at all times. Instead, the subadviser may overweight or underweight securities in the fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the subadviser believes may enhance performance. The fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index.
The fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States.
The fund also may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® Index Strategy Funds

Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.
Eligible investments for the fund also include:
•	Agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties;
•	Obligations of U.S. and foreign corporations;
•	Obligations of foreign governments and supranational entities, such as the World Bank;
•	Asset-backed securities;
•	Municipal bonds, both taxable and tax-exempt;
•	Preferred stock, including non-convertible preferred stock ; and
•	Cash equivalent securities (any security that has an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
Securities must be rated investment grade or better at the time of purchase. The fund will have a targeted duration within a band of ±10% around the duration of the Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the fund's assets may be invested in the securities of a single issuer.
The fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities.
The fund is subadvised by BlackRock Financial Management, LLC.
AZL S&P 500 Index Fund
The investment objective of the AZL S&P 500 Index Fund is to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500®). The fund normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Standard & Poor's adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark
The fund is subadvised by BlackRock Investment Management, LLC.
AZL Mid Cap Index Fund
The investment objective of the AZL Mid Cap Index Fund is to match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the index, primarily futures contracts. The S&P 400 Index is a market-weighted index composed of 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector, and operating/financial condition. As of December 31, 2014, the market capitalizations of companies in the S&P 400 Index ranged from $800 million to $3 billion. The fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings that the securities have in the index. The fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.
The fund is subadvised by BlackRock Investment Management, LLC.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® Index Strategy Funds

AZL Small Cap Stock Index Fund
The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600® Index. The subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index. The subadviser attempts to have a correlation between the fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.
The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
The fund is subadvised by BlackRock Investment Management, LLC.
AZL International Index Fund
The investment objective of the AZL International Index Fund is to match the performance of the Morgan Stanly Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily futures contracts. The MSCI EAFE Index is a market-weighted index composed primarily of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the index. The fund does not necessarily invest in all of the securities in the index or in the same weightings that the securities have in the index. The fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the index as a whole.
The fund is subadvised by BlackRock Investment Management, LLC.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the FundsThe AZL® MVP BlackRock Global Allocation Fund

AZL® MVP BLACKROCK GLOBAL ALLOCATION FUND

Investment Strategies

AZL BlackRock Global Allocation Fund (the "Underlying Fund")
The Underlying Fund invests in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund's portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund's subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including by way of example, securities issued or guaranteed by the U.S. Government or its agencies or its instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. The Underlying Fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts ("REITs").
When choosing investments, the Underlying Fund's subadviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This flexibility allows the Underlying Fund's subadviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund's objective. The Underlying Fund may invest in the securities of companies of any market capitalization.
Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. When choosing investment markets, the subadviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of its investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser's outlook.
Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 40% or more -unless market conditions are not deemed favorable by the subadviser, in which case the Underlying Fund would invest at least 30%)-of its net assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).
The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in AZL Cayman Global Allocation Fund I, Ltd. (the "Cayman Subsidiary"), a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Cayman Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund.
In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of its investment strategy. The Underlying Fund will
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the FundsThe AZL® MVP BlackRock Global Allocation Fund

also invest in non-U.S. currencies, however, it may underweight or overweight a currency based on the management team's outlook.
The Underlying Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Underlying Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Underlying Fund's assets.
For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocations described in the prospectus.
The Cayman Subsidiary is managed pursuant to compliance policies and procedures that are the same, in material respects, as the policies and procedures adopted by the Underlying Fund. As a result, BlackRock, in managing the Cayman Subsidiary, is subject to the same investment policies and restrictions that apply to its management of the Underlying Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Cayman Subsidiary's portfolio investments and shares of the Cayman Subsidiary. The Underlying Fund's Chief Compliance Officer oversees implementation of the Cayman Subsidiary's policies and procedures, and makes periodic reports to the Board of Trustees regarding the Cayman Subsidiary's compliance with the policies and procedures. The Underlying Fund and Cayman Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Cayman Subsidiary complies with asset segregation requirements to the same extent as the Underlying Fund.
BlackRock provides investment management and other services to the Cayman Subsidiary, but does not receive separate compensation from the Cayman Subsidiary for providing it with investment management or administrative services. However, the Underlying Fund pays the Manager (and the Manager pays the BlackRock) based on the Underlying Fund's assets, including the assets invested in the Cayman Subsidiary. The Cayman Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Underlying Fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the FundsThe AZL® MVP Franklin Templeton Founding Strategy Plus Fund

AZL® MVP FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND

Investment Strategies

The following briefly describes the investment goals and strategies of the four strategies currently utilized by the AZL Franklin Templeton Founding Strategy Plus Fund. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.
Mutual Shares Strategy
The investment objective of the Mutual Shares Strategy is capital appreciation, which may occasionally be short term, with income as a secondary goal. Under normal market conditions, the strategy invests primarily in equity securities (including securities convertible into, or that the subadviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented approach, the strategy invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the strategy invests are primarily common stock. To a lesser extent, the strategy also invests in merger arbitrage securities and distressed companies.
The strategy is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the strategy currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.
The strategy may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the subadviser's opinion, it would be advantageous to the strategy to do so.
The strategy may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps).
The strategy may invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.
Templeton Growth Strategy
The investment objective of the Templeton Growth Strategy is long-term capital growth. Under normal market conditions, the strategy invests primarily in the equity securities, primarily common stock, of companies located anywhere in the world, including emerging markets. Although the strategy seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the strategy may have significant positions in particular countries or sectors.
When choosing equity investments for the strategy, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/ earnings ratio, price/cash flow ratio, profit margins and liquidation value.
Franklin Income Strategy
The investment objective of the Franklin Income Strategy is to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the strategy invests in a diversified portfolio of debt and equity securities. The strategy may shift its investments from one asset class to another based on the subadviser's analysis of the best opportunities for the strategy's portfolio in a given market. The equity securities in which the strategy invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, and shorter term instruments. The strategy seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the subadviser believes are attractive. The strategy may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The strategy maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the strategy may have significant investments in particular sectors. The strategy also may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the FundsThe AZL® MVP Franklin Templeton Founding Strategy Plus Fund

The strategy may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts and currency futures contracts. The strategy may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options. The strategy may invest up to 10% of its net assets in all types of equity-linked notes.
The strategy's subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the strategy's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing debt and equity securities, the subadviser considers a variety of factors, including:
•	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
•	the experience and strength of the company's management;
•	the company's changing financial condition and market recognition of the change;
•	the company's sensitivity to changes in interest rates and business conditions; and
•	the company's debt maturity schedules and borrowing requirements.
When choosing equity investments for the strategy, the subadviser applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profit margins and liquidation value.
Templeton Global Bond Strategy
The investment objective of the Templeton Global Bond strategy is current income with capital appreciation and growth of income. Under normal market conditions, the strategy generally invests at least 80% of its net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The strategy may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.
The strategy invests predominantly in bonds issued by governments and government agencies located around the world, including inflation-indexed securities. In addition, the strategy's assets will be invested in issuers located in at least three countries (including the U.S.).
Although the strategy may buy bonds rated in any category, it focuses on ―investment-grade bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the strategy's subadviser to be comparable. The strategy may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The strategy may invest without limit in developing markets.
For purposes of pursuing its investment goals, the strategy regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The strategy maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the strategy's assets to obligations under the instruments. The strategy may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); swap agreements (which may include interest rate, credit default and inflation-index swaps); options on interest rate or bond futures, and options on interest rate swaps. The use of these derivative transactions may allow the strategy to obtain net long or net negative (short) exposure to selected currencies. The subadviser allocates the strategy's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the FundsThe AZL® MVP T. Rowe Price Capital Appreciation Fund

AZL® MVP T. ROWE PRICE CAPITAL APPRECIATION FUND
AZL® T. Rowe Price Capital Appreciation Fund (the "Underlying Fund")

The Principal Investment Strategies of the Underlying Fund

The Underlying Fund will normally invest at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Underlying Fund's objective. The Underlying Fund may invest up to 25% of its total assets in foreign securities.
The Underlying Fund's investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the subadviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Underlying Fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser's research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the subadviser believes has good prospects for capital appreciation. The subadviser may establish relatively large positions in companies the subadviser finds particularly attractive.
The subadviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the subadviser searches for attractive risk/reward values among all types of securities. The portion of the Underlying Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Underlying Fund's cash reserves may reflect the portfolio manager's ability to find companies that meet valuation criteria rather than his market outlook.
The Underlying Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Underlying Fund invests. The Underlying Fund may invest up to 25% of its total assets in below investment-grade debt securities ("junk bonds") and bank loans.
The Underlying Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income. Options give the investor the obligation, when the investor "writes" or sells the option, to buy or sell an asset at a predetermined price in the future. Writing call options on securities that it owns exposes the fund to the risk that it will have to sell those securities at a price below their market value and forgo the benefit otherwise available from an increase in the value of the securities. Losses associated with these risks can exceed any premium income received by the fund for writing options.
The Underlying Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
The Underlying Fund's attempt to cushion the effects of market declines on the share price could reduce the Underlying Fund's overall risk (volatility) relative to that of the broad stock market. In addition, the Underlying Fund's ability to seek appreciation opportunities outside the stock market may also aid performance when stocks are declining. The Underlying Fund's significant investment in common stocks could allow it to participate in favorable stock market trends.
The Underlying Fund's subadviser generally uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued or out of favor with investors. Possible indicators of an undervalued stock include:
•	above-average dividend yield relative to the S&P 500;
•	low price/earnings ratio relative to the S&P 500;
•	low price/book ratio relative to the market, competitors, or historic norms; and
•	low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.
The Underlying Fund's value emphasis may lead to a contrarian approach, resulting in purchases of stocks or other securities shunned by investors due to earnings setbacks, unfavorable industry or economic conditions, or negative publicity. Such investments may be attractive to the Underlying Fund if their prices appear to be excessively discounted and prospects for appreciation are considered favorable. Numerous situations exist in which a company's intrinsic value
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the FundsThe AZL® MVP T. Rowe Price Capital Appreciation Fund

may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company's stock price could rise. In another example, a company's management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.
Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.
While most assets will be invested in common stocks, bonds, convertible securities, bank loans, and options, other strategies may be employed that are not considered part of the Underlying Fund's principal investment strategies. The Underlying Fund may invest, to a limited extent, in futures contracts and forward currency exchange contracts. Investments in futures may serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward currency exchange contracts would be used to help protect the Underlying Fund's holdings from unfavorable changes in foreign currency exchange rates. Foreign Currency exchange contracts are contracts between two counterparties to exchange one currency for another on a future date at a specific exchange rate. To the extent the Underlying Fund uses futures and forward currency exchange contracts, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets, and the risk that anticipated currency movements will not be accurately predicted.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® MVP Funds

THE AZL® MVP FUNDS
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Growth Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP BlackRock Global Allocation Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Franklin Templeton Founding Strategy Plus Fund
AZL® MVP Invesco Equity and Income Fund
AZL® MVP T. Rowe Price Capital Appreciation Fund
Each of the AZL MVP Funds utilizes the MVP (Managed Volatility Portfolio) risk management process (which may be referred to as the MVP risk management overlay), which is intended to manage the risk of each Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Funds to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.
The Manager will implement the Fund's MVP risk management process using futures. The Funds normally will gain exposure to futures by investing directly, but the Funds also may gain exposure to futures indirectly through underlying investments.
Derivative securities such as futures provide the Manager an effective method to reduce volatility of the Funds and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in a Fund underperforming the market during rising markets, and outperforming the market during declining markets.
Pursuant to the MVP risk management process, each AZL MVP Fund may allocate up to 20% of its respective net assets to futures, or to cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The 20% limit on assets allocated to the derivatives positions (generally, futures) within the MVP risk management process relates to the collateral and margin supporting the derivatives positions. The Manager is permitted to use other derivative securities, such as options, when the Manager believes that it is necessary to achieve the volatility reduction goals of the MVP Process and is in the best interest of the Fund. The risk management process is more likely to be implemented in Funds which have a greater allocation to equities and other more volatile asset classes.
Generally, the MVP risk management process will not reduce equity exposure during periods of moderate and low market volatility. However, during such conditions, each AZL MVP Fund may allocate a portion of its assets to derivative securities, primarily index futures, for the purpose of gaining broad equity and fixed income exposure. This feature is intended to reduce the potential drag of the AZL MVP Funds' cash position on portfolio performance during periods of moderate and low market volatility, and is not intended to provide leverage.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® DFA Multi-Strategy Fund

THE AZL® DFA MULTI-STRATEGY FUND

Investment Strategies

The Manager's principal investment strategies for the AZL DFA Multi-Strategy Fund may also include the following:
For temporary defensive purposes, the Fund may invest up to 100% of net assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The Manager also may allocate the Fund's assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

Information About the DFA Underlying Funds

The following briefly describes the investment goals and strategies of the DFA Underlying Funds. The Manager may recommend additional or different underlying funds for investment, without seeking the approval of shareholders. Each DFA Underlying Fund is subadvised by Dimensional Fund Advisors LP.
AZL DFA Emerging Markets Core Equity Fund
The fund purchases a broad and diverse group of securities associated with emerging markets, as designated by the subadviser, which may include frontier markets (emerging market countries in an earlier stage of development), with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities. In assessing value, the subadviser may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the subadviser uses for assessing value are subject to change from time to time. In addition, the subadviser may adjust the representation in the fund of an eligible company, or exclude a company, after considering profitability relative to other eligible companies. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in emerging markets investments securities.
The fund may gain exposure to companies by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The fund may use derivatives, such as futures contracts and options on futures contracts or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
AZL DFA International Core Equity Fund
The fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this fund, the subadviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets. The fund's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the fund's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.
The fund intends to purchase securities of companies associated with developed market countries that the subadviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in equity securities. The subadviser of the fund determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the fund's allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the fund's percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the subadviser determines to be appropriate, such as free float, momentum, trading strategies,
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® DFA Multi-Strategy Fund

liquidity management, and profitability. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
The fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The fund also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
AZL DFA U.S. Small Cap Fund
The AZL DFA U.S. Small Cap Fund takes a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The subadviser of the fund identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing fund turnover and keeping trading costs low.
The fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-cap company, the greater its representation in the fund. The fund may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the subadviser determines to be appropriate, given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
As a non-fundamental policy, under normal circumstances, the subadviser will invest at least 80% of its net assets in securities of small-cap U.S. companies. As of the date of this Prospectus, for purposes of the fund, the Advisor considers small-cap companies to be companies, at the time of purchase, whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the subadviser. Under the subadviser's market capitalization guidelines described above, as of December 31, 2014, the market capitalization of a small-cap company was $3.94 billion or below. This dollar amount will change due to market conditions.
The fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
AZL DFA U.S. Core Equity Fund
The fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The subadviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the subadviser. The fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the fund's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.
As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the fund's allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the fund's percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the subadviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds The AZL® DFA Multi-Strategy Fund

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.
AZL DFA Five-Year Global Fixed Income Fund
The fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the subadviser of the fund expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the fund anticipates investing in issuers located in other countries as well. Under normal market conditions, the fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has the majority of its assets, or derives a majority of its operating income in that country. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
It is the policy of the fund that the weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the fund will focus investment in that longer-term area, otherwise, the fund will focus investment in the short-term range of the eligible maturity range. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The fund is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the fund's investments will be denominated in foreign currencies, the fund will also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such forward foreign currency contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a forward foreign currency contract is entered into and the date it expires. The fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

INVESTMENT RISKS
All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. In addition, separate from possible investments in derivatives by the Funds' various underlying funds, all of the Funds are permitted to invest in derivatives or in investment pools that invest in derivatives. The risks listed below are generally applicable to all the Funds.
Allocation Risk All of the Funds
The risk that the Manager allocates assets in a manner which results in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various underlying investments, the Fund's allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives. For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each underlying investment is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.

Derivatives Risk All of the Funds
The Funds may invest in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

The various underlying funds in which the Funds may invest present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

The risks listed below are generally applicable to the underlying funds identified under the heading for each risk. Risks which are principal risks of a fund of the FOF Trust also are identified. However, any of the underlying funds may be exposed to any of the risks listed below if they invest in securities or other assets that entail a risk or multiple risks associated with that asset class.
Bank Loan Risk A principal risk of: • AZL MVP T. Rowe Price Capital Appreciation Fund A principal risk of this underlying fund: • AZL T. Rowe Price Capital Appreciation Fund
The loans in which the Fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings, and the borrowing companies tend to have more debt than equity. Most, if not all, of the bank loans in which the Fund invests will have a below investment-grade credit rating or not be rated by a major credit rating agency. The Fund may acquire bank loans directly through the lending agent, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender's portion of the loan.

Call Risk (also known as Prepayment Risk)
A principal risk of:
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP Invesco Equity and Income Fund
A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Government Money Market Fund
• AZL Invesco Equity and Income Fund
• AZL Pyramis® Total Bond Fund

If interest rates fall, it is possible that issuers of callable securities held by the underlying fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in the underlying fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Capitalization Risk
A principal risk of:
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP BlackRock Global Allocation Fund
• AZL DFA Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Small Cap Fund
• AZL DFA U.S. Core Equity Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Invesco Growth and Income Fund
• AZL JPMorgan International Opportunities Fund
• AZL JPMorgan U.S. Equity Fund
• AZL Mid Cap Index Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL NFJ International Value Fund
• AZL Oppenheimer Discovery Fund
• AZL Schroder Emerging Markets Equity Fund
• AZL Small Cap Stock Index Fund
• AZL T. Rowe Price Capital Appreciation Fund

To the extent the underlying fund invests significantly in small- or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large-capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the underlying fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the underlying fund's investments will rise and fall based on investor perception rather than economic factors.

Commodity Risk
A principal risk of:
• AZL MVP BlackRock Global Allocation Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio

The portfolio's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry of commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The portfolio, and the wholly-owned subsidiary in which it invests, may concentrate their assets in a particular sector of the commodities market, such as, oil, metal, or agricultural products. As a result, the portfolio may be more susceptible to risks associated with those sectors. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds. In the event these changes are adopted, or if there are changes in the tax treatment of a Fund's direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Convertible Securities Risk
A principal risk of:
• AZL MVP BlackRock Global Allocation Fund
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP Invesco Equity and Income Fund
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL BlackRock Global Allocation Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco International Equity Fund
• AZL JPMorgan International Opportunties Fund
• AZL MFS Value Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL Schroder Emerging Markets Equity Fund
• AZL T. Rowe Price Capital Appreciation Fund

The values of the convertible securities in which the underlying fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying fund.

Correlation Risk A principal risk of this underlying fund: • AZL Gateway Fund	The effectiveness of the Fund's index option-based risk management strategy may be reduced if the Fund's equity portfolio does not correlate to the index underlying its option positions.
Country/ Regional Risk A principal risk of these underlying funds: • AZL JPMorgan International Opportunities Fund • AZL Schroder Emerging Markets Equity Fund
Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country's or a region's securities markets. Because the underlying fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt dispro-portionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Credit Risk
A principal risk of all of the Funds
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL Invesco International Equity Fund
• AZL JPMorgan International Opportunities Fund
• AZL MFS Value Fund
• AZL NFJ International Value Fund
• AZL Pyramis® Total Bond Fund
• AZL T. Rowe Price Capital Appreciation Fund

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and of the fund's shares.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Credit Risk (continued)
A principal risk of these underlying funds:
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio
• PIMCO VIT Unconstrained Bond Portfolio

The underlying fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Those underlying funds that are permitted to invest in municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Credit Risk (continued) A principal risk of this underlying fund: • AZL Government Money Market Fund
Although credit risk is low because the underlying fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the underlying fund's assets could decline.

Currency Risk
A principal risk of:
• AZL DFA Multi-Strategy Fund
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Boston Company Research Growth Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL International Index Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL Invesco International Equity Fund
• AZL JPMorgan International Opportunities Fund
• AZL MFS Investors Trust Fund
• AZL MFS Value Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL NFJ International Value Fund
• AZL Schroder Emerging Markets Equity Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the underlying fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the underlying fund.

Depositary Receipt Risk A principal risk of these underlying funds: • AZL DFA Emerging Markets Core Equity Fund • AZL DFA International Core Equity Fund
Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Derivatives Risk
A principal risk of all of the Funds
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL BlackRock Global Allocation Fund
• AZL Boston Company Research Growth Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Small Cap Fund
• AZL DFA U.S. Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL International Index Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL JPMorgan International Opportunities Fund
• AZL JPMorgan U.S. Equity Fund
• AZL Mid Cap Index Fund
• AZL Pyramis® Total Bond Fund
• AZL Russell 1000 Growth Index Fund
• AZL Russell 1000 Value Index Fund
• AZL S&P 500 Index Fund
• AZL Schroder Emerging Markets Equity Fund
• AZL Small Cap Stock Index Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio

A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to "cash settle") are not covered through ownership of the underlying security, financial instrument, or currency.

Distressed Securities Risk A principal risk of: • AZL MVP BlackRock Global Allocation Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund.
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend Risk A principal risk of these underlying funds: • AZL Boston Company Research Growth Fund • AZL MFS Value Fund
There is no guarantee that the issuers of the stocks held by the underlying fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Emerging Markets Risk
A principal risk of:
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL Invesco International Equity Fund
• AZL JPMorgan International Oppurtunity Fund
• AZL MFS Value Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL NFJ International Value Fund
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio
• AZL T. Rowe Price Capital Appreciation Fund

In addition to the risks described under "Foreign Risk," issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the underlying fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Emerging Markets Risk (continued) A principal risk of this underlying fund: • AZL Schroder Emerging Markets Equity Fund
Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

Emerging Markets Risk (continued) A principal risk of these underlying funds: • PIMCO VIT CommodityRealReturn™ Strategy Portfolio • PIMCO VIT Total Return Portfolio
Foreign investment risk may be particularly high to the extent that the underlying fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Equity Risk A principal risk of these underlying funds: • PIMCO VIT Global Advantage Strategy Bond Portfolio • PIMCO VIT Unconstrained Bond Portfolio
The risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

ETF and Investment Company Risk
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Federated Clover Small Value Fund
• AZL JPMorgan U.S. Equity Fund
• AZL Schroder Emerging Markets Equity Fund

The underlying fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the underlying fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Extension Risk
A principal risk of:
• AZL Fusion Funds
• AZL Index Strategy Funds
A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL Government Money Market Fund
• AZL Pyramis® Total Bond Fund
When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.
Focused Investment Risk
A principal risk of:
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL NFJ International Value Fund
• AZL T. Rowe Price Capital Appreciation Fund

Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the fund's net asset value. Some of those issuers also may present substantial credit or other risks. The fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Foreign Risk
A principal risk of:
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Allocation Fund
•  AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP Invesco Equity and Income Fund
• AZL T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Boston Company Research Growth Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Gateway Fund
• AZL International Index Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL Invesco International Equity Fund
• AZL JPMorgan International Opportunities Fund
• AZL JPMorgan U.S. Equity Fund
• AZL MFS Investors Trust Fund
• AZL MFS Value Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL NFJ International Value Fund
• AZL Pyramis® Total Bond Fund
• AZL Schroder Emerging Markets Equity Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Total Return Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Unconstrained Bond Portfolio

Because the fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the fund's performance to fluctuate more than if it held only U.S. securities.

Growth Stocks Risk
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL Boston Company Research Growth Fund
• AZL Invesco International Equity Fund
• AZL MFS Investors Trust Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL Oppenheimer Discovery Fund
• AZL Russell 1000 Growth Index Fund

The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

High Yield Risk A principal risk of these underlying funds: • PIMCO VIT Global Advantage Strategy Bond Portfolio • PIMCO VIT Unconstrained Bond Portfolio
The risk that high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Income Risk
A principal risk of:
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP Invesco Equity and Income Fund
A principal risk of these underlying funds:
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Government Money Market Fund
• AZL Invesco Equity and Income Fund
Income risk is the chance that falling interest rates will cause the underlying fund's income to decline. Income risk is generally higher for short-term bonds.
Index Fund Risk
A principal risk of:
• AZL Index Strategy Funds
A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL International Index Fund
• AZL Mid Cap Index Fund
• AZL Russell 1000 Growth Index Fund
• AZL Russell 1000 Value Index Fund
• AZL S&P 500 Index Fund
• AZL Small Cap Stock Index Fund

The underlying fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares.

Industry Sector Risk A principal risk of this underlying fund: • AZL Invesco Equity and Income Fund
At times, the underlying fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the underlying fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

Industry Sector Risk (continued)
A principal risk of these underlying funds:
• AZL Boston Company Research Growth Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund

At times, the underlying fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the underlying fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Initial Public Offerings Risk A principal risk of these underlying funds: • AZL BlackRock Global Allocation Fund • AZL Schroder Emerging Markets Equity Fund
The underlying fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the underlying fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Interest Rate Risk
A principal risk of:
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP BlackRock Global Allocation Fund
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Invesco Growth and Income Fund
• AZL Invesco International Equity Fund
• AZL MFS Value Fund
• AZL Pyramis® Total Bond Fund
• AZL T. Rowe Price Capital Appreciation Fund

Interest rate risk is the chance that the value of the bonds the fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Interest rates in the U.S., as well as in other countries, are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.

Interest Rate Risk (continued) A principal risk of this underlying fund: • AZL Government Money Market Fund
This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected rate of inflation, will affect the value of the underlying fund's investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the underlying fund's investments to decline. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Interest Rate Risk (continued)
A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio

As nominal interest rates rise, the value of fixed income securities held by an underlying fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. and other countries are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.

Issuer Risk A principal risk of all of the Funds. A principal risk of the all of the underlying funds.
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.

Issuer Non-Diversification Risk A principal risk of this underlying fund: • PIMCO VIT Global Advantage Strategy Bond Portfolio
The risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "nondiversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified."

Leveraging Risk
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL Enhanced Bond Index Fund
• AZL Federated Clover Small Value Fund
• AZL Pyramis® Total Bond Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the underlying fund will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Liquidity Risk
A principal risk of these underlying funds:
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Federated Clover Small Value Fund
• AZL Government Money Market Fund
• AZL JPMorgan International Opportunities Fund
• AZL MFS Investors Trust Fund
• AZL MFS Value Fund
• AZL NFJ International Value Fund
• AZL Schroder Emerging Markets Equity Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio
• PIMCO VIT Total Return Portfolio

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the underlying fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk A principal risk of all of the Funds. A principal risk of all of the underlying funds.
The market price of securities owned by the underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the underlying fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those underlying funds that invest in stocks of foreign companies, the value of the underlying fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Mortgage-Related and Other Asset-Backed Risk
A principal risk of:
• AZL MVP Invesco Equity and Income Fund
A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL Invesco Equity and Income Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio
• PIMCO VIT Unconstrained Bond Portfolio

The underlying fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an underlying fund because the underlying fund will have to reinvest that money at the lower prevailing interest rates. If an underlying fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the underlying fund may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the underlying fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Options Risk A principal risk of: • AZL MVP T. Rowe Price Capital Appreciation Fund A principal risk of these underlying funds: • AZL Gateway Fund • AZL T. Rowe Price Capital Appreciation Fund
The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Portfolio Turnover
A principal risk of these underlying funds:
• AZL Boston Company Research Growth Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL JPMorgan U.S. Equity Fund
• AZL MFS Investors Trust Fund
• AZL MFS Value Fund
• AZL NFJ International Value Fund
• AZL Oppenheimer Discovery Fund
• AZL Pyramis® Total Bond Fund
• AZL Schroder Emerging Markets Equity Fund

The underlying fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the underlying fund's performance.

Repurchase Agreements and Purchase and Sale Contracts Risks A principal risk of these underlying funds: • AZL Enhanced Bond Index Fund • AZL Government Money Market Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Real Estate Investments Risk
A principal risk of:
• AZL MVP BlackRock Global Allocation Fund
• AZL MVP Invesco Equity and Income Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Gateway Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL JPMorgan International Opportunities Fund
• AZL JPMorgan U.S. Equity Fund
• AZL MFS Value Fund
• AZL Multi-Manager Mid Cap Growth Fund

The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Real Estate Investments Risk (continued) A principal risk of this underlying fund: • AZL Morgan Stanley Global Real Estate Fund
Because of the underlying fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the underlying fund indirectly bears the management expenses of these companies along with the direct expenses of the underlying fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

Security Quality Risk (also known as "High Yield Risk")
A principal risk of:
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP BlackRock Global Allocation Fund
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL MFS Value Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Total Return Portfolio

The underlying fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the underlying fund may lose the value of its entire investment.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Selection Risk
A principal risk of:
• AZL MVP BlackRock Global Allocation Fund
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP Invesco Equity and Income Fund
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL BlackRock Capital Appreciation Fund
• AZL BlackRock Global Allocation Fund
• AZL Boston Company Research Growth Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Small Cap Fund
• AZL DFA U.S. Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Gateway Fund
• AZL Invesco Equity and Income Fund
• AZL Invesco Growth and Income Fund
• AZL Invesco International Equity Fund
• AZL JPMorgan International Opportunities Fund
• AZL JPMorgan U.S. Equity Fund
• AZL MFS Investors Trust Fund
• AZL MFS Value Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL Multi-Manager Mid Cap Growth Fund
• AZL NFJ International Value Fund
• AZL Oppenheimer Discovery Fund
• AZL Schroder Emerging Markets Equity Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio
• PIMCO VIT Global Advantage Strategy Bond Portfolio
• PIMCO VIT Total Return Portfolio
• PIMCO VIT Unconstrained Bond Portfolio

The underlying fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the underlying fund's assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the underlying fund to underperform its benchmark index or other funds with similar investment objectives.

Short Sale Risk A principal risk of these underlying funds: • PIMCO VIT CommodityRealReturn™ Strategy Portfolio • PIMCO VIT Global Advantage Strategy Bond Portfolio • PIMCO VIT Total Return Portfolio
Short sales are subject to special risks. A short sale involves the sale by the underlying fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. Certain of the underlying funds may also enter into short derivatives positions through futures contracts or swap agreements. If the price of the security or derivative has increased during this time, then the underlying fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially resulting in the loss of more money than the actual cost of the investment. Short sales "against the box" give up the opportunity for capital appreciation in the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Sovereign Debt Risk
A principal risk of:
• AZL MVP BlackRock Global Allocation Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Special Situations Risk A principal risk of: • AZL MVP Franklin Templeton Founding Strategy Plus Fund A principal risk of this underlying fund: • AZL Franklin Templeton Founding Strategy Plus Fund
Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Subsidiary Risk
A principal risk of:
• AZL MVP BlackRock Global Allocation Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• PIMCO VIT CommodityRealReturn™ Strategy Portfolio

By investing in a wholly-owned subsidiary, the portfolio is indirectly exposed to the risks associated with the subsidiary's investments. The derivatives and other investment held by the subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and is generally not subject to all the investor protections of the 1940 Act. In additional, changes in the laws of the United States and/or the Cayman Islands, under whose laws the subsidiary is organized, could result in the inability of the portfolio and/or the subsidiary to operate as planned and could adversely affect the portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Tax Risk A principal risk of this underlying fund: • PIMCO VIT CommodityRealReturn™ Strategy Portfolio
The portfolio gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreement, commodity options, futures, and option of futures. The portfolio may also gain exposure indirectly to commodity markets by investing in a wholly-owned subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the portfolio must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (the "IRS") issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the portfolio in which the IRS specifically concluded that income derived from the portfolio's investment in its subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its subsidiary. The use of commodity index-linked notes and investments in the subsidiary involve specific risks.

Value Stocks Risk
A principal risk of:
• AZL MVP Invesco Equity and Income Fund
• AZL MVP Franklin Templeton Founding Strategy Plus Fund
• AZL MVP T. Rowe Price Capital Appreciation Fund
A principal risk of these underlying funds:
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Core Equity Fund
• AZL Federated Clover Small Value Fund
• AZL Franklin Templeton Founding Strategy Plus Fund
• AZL Invesco Equity and Income Fund
• AZL JPMorgan U.S. Equity Fund
• AZL MFS Investors Trust Fund
• AZL MFS Value Fund
• AZL NFJ International Value Fund
• AZL Russell 1000 Value Index Fund
• AZL T. Rowe Price Capital Appreciation Fund

The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.

Transfer Supported Features of Certain Annuity Contracts
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.
Cyber Security Risk
Like other business enterprises, the use of the Internet and other electronic media and technology exposes a Fund, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, "cyber-events"). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through "hacking" activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Funds and its shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause a Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate a Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support a Fund and its service providers. In addition, cyber-events affecting issuers in which a Fund invests could cause a Fund's investments to lose value. The Funds' Subdvisers and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Subadvisers or its affiliates, or other service providers, will succeed, either entirely or partially, Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Subadvisers, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Management

FUND MANAGEMENT

THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Funds. The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.
The Manager performs an analysis of possible investments for the Funds and selects underlying investments. For the AZL Fusion Funds, the Manager is assisted in this process by Wilshire Associates Incorporated ("Wilshire"), which serves as consultant to the Manager pursuant to an agreement between the Manager and Wilshire. The Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds. As of December 31, 2015, the Manager had aggregate assets under management of $120.14 billion.
Brian Muench has been a portfolio manager of the Funds since November, 2010. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998. Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life Insurance Company of North America and the president, a trustee and chair of the Trust and the Allianz Variable Insurance Products Trust (the "VIP Trust").
Darin Egbert has been a portfolio manager of the Funds since April 2013. Mr. Egbert joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2003. Mr. Egbert served as Senior Investment Analyst from 2003 until he was promoted to Principal in 2006.
Mark Glad has been a portfolio manager of the Funds since April 2013. Mr. Glad joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2011. Prior to joining Allianz Life, Mr. Glad served as a Consultant for General Mills from June 2010 until October 2010, an Analyst for Exeact from April 2009 until November 2009 and a Customer Operations Manager to 3M from October 2006 until January 2009.
Currently, the Manager's only clients are the Trust, the VIP Trust, and certain other entities affiliated with Allianz Life Insurance Company of North America.
The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various subadvisers, some of which are affiliates of the Manager, for certain underlying funds. The subadvisers manage the portfolio securities of the underlying funds and provide additional services including research, selection of brokers, and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements. There are no subadvisors providing investment subadvisory services to the Funds of the Trust.
The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager determines which funds should be underlying funds, and determines allocations to underlying funds, all subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager is available in the Funds' Annual Reports for the year ended December 31, 2015.
The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. As of December 31, 2015, Allianz SE had third-party assets under management of $1.92 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.
DUTIES OF THE MANAGER
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, and advises on the Funds' investment policies. The Manager is also responsible for selecting underlying funds, the allocation of assets to each underlying fund, and the allocation of the Funds' assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers of the underlying funds, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Management

The Manager is paid a fee by the Funds for its services, as set forth below.
Each of the Funds, the underlying funds of the VIP Trust, and the Manager under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with unaffiliated subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
•	hire one or more subadvisers;
•	change subadvisers; and
•	reallocate management fees between itself and subadvisers.
Under a Manager of Managers structure, the Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. No Fund of the FOF Trust currently relies on this order, and no Fund will rely on the order until it receives approval from its shareholders. The underlying funds of the VIP Trust do currently rely on this order.
MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2015 at the annual rate shown on the following table, before and after fee waivers:
	Percentage of Average Net Assets for the Period Ended 12/31/15
Name of Fund	Before Fee Waivers	After Fee Waivers
AZL Balanced Index Strategy Fund	0.05%	0.05%
AZL DFA Multi-Strategy Fund	0.05%	0.05%
AZL MVP Balanced Index Strategy Fund	0.10%	0.10%
AZL MVP BlackRock Global Allocation Fund	0.10%	0.10%
AZL MVP DFA Multi-Strategy Fund	0.20%	0.10%
AZL MVP Franklin Templeton Founding Strategy Plus Fund+	0.10%	0.10%
AZL MVP Fusion Balanced Fund	0.20%	0.20%
AZL MVP Fusion Conservative Fund	0.20%	0.20%
AZL MVP Fusion Growth Fund	0.20%	0.20%
AZL MVP Fusion Moderate Fund	0.20%	0.20%
AZL MVP Growth Index Strategy Fund	0.10%	0.10%
AZL MVP Invesco Equity and Income Fund+	0.10%	0.10%
AZL MVP T. Rowe Price Capital Appreciation Fund	0.10%	0.10%
+	The percentage shown for the Fund reflects recoupment of the fee waiver
The Manager, not any Fund, pays a consultant fee to Wilshire.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Management

Fund Operating Expense Limitation Agreements
The Manager and each of the following Funds have entered into a written agreement, through April 30, 2017, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to the amount set forth below.
Name of Fund	Operating Expense Limitation (through April 30, 2017)
AZL Balanced Index Strategy Fund	0.20%
AZL DFA Multi-Strategy Fund	0.20%
AZL MVP Balanced Index Strategy Fund	0.20%
AZL MVP BlackRock Global Allocation Fund	0.15%
AZL MVP DFA Multi-Strategy Fund	0.30%
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.15%
AZL MVP Fusion Balanced Fund	0.30%
AZL MVP Fusion Conservative Fund	0.35%
AZL MVP Fusion Moderate Fund	0.30%
AZL MVP Fusion Growth Fund	0.30%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Invesco Equity and Income Fund	0.15%
AZL MVP T. Rowe Price Capital Appreciation Fund	0.15%
Each Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds. These services include the asset allocation and monitoring functions provided by the Manager to the Funds.
The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution services or service fees to the insurance companies (or their affiliates) that issue the Contracts for customer service and other administrative services. The amount of such 12b-1 fees or service fees may vary depending on the underlying fund. Such 12b-1 fees or service fees generally are paid by shareholders of the underlying funds, including the Funds, and have the effect of increasing the expenses incurred by the Funds. The Manager may invest in an underlying fund with a 12b-1 fee or a service fee in circumstances where an identical fund without such fees, or with lower fees, may be available.
The underlying funds do not pay 12b-1 fees or service fees to the Funds, and the Funds do not charge 12b-1 fees or service fees. The distributor of the Contracts is an affiliate of the Manager.
Investment advisers to the underlying funds, or their affiliates, also may pay the insurance companies offering the Contracts through which the Funds are sold a service fee for servicing customer accounts. For further information regarding these fees, please see your Contract prospectus.
The Statement of Additional Information (SAI) has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Funds.
THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. ("Citi"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. Citi also acts as administrator of the funds that are series of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The VIP Trust is affiliated with the Funds.
THE DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS also acts as distributor of the VIP Trust, which is affiliated with the Funds.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Fund Management

PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options for certain Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, the Contracts include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.
OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.
LEGAL PROCEEDINGS
The Manager is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Manager or principal underwriter is a party.
For information about legal proceedings of the underlying funds of the VIP Trust, please see the prospectus for the funds of the VIP Trust. To request a copy of the prospectus, see the back cover of this prospectus or contact us at 1‑877‑833‑7113.
THE COMMODITY EXCHANGE ACT
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association on behalf of the Funds, neither the Trust nor any Fund is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are excluded from registration or regulation as such under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules; a Fund seeking to claim the exclusion after the effectiveness of the amended rules will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. Each Fund currently expects to qualify for the exclusion. If a Fund were no longer able to claim the exclusion, the Manager would be required to register as a "commodity pool operator," and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Shareholder Information

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.
The assets of each Fund consist primarily of shares of underlying funds and may also include other securities. Shares of underlying funds are valued at their respective NAVs. Other securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.
The securities, other than short-term debt securities, held by a Fund's underlying funds or other underlying investments (collectively, the "Permitted Underlying Investment") are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the directors or trustees of the underlying funds. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgment respectively of (1) the Board of Trustees of the Trust, or (2) the directors or trustees of the underlying funds or unaffiliated mutual funds, or their respective designees instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Investment may be valued in foreign markets on days when the Permitted Underlying Investment's NAV is not calculated. In such cases, the NAV of an Underlying Investment, or a Fund, through an Underlying Investment, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the underlying funds in which a Fund may have invested.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.
Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.
The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.
The right of purchase of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Shareholder Information

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.
Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small-cap stocks, or high-yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.
As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.
Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.
The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.
All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.
Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Shareholder Information

a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.
Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.
PORTFOLIO SECURITIES
A description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and Fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.
This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.
AZL Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.91	$15.40	$13.91	$12.84	$12.63
Investment Activities:
Net Investment Income/(Loss)	0.34	0.16	0.15	0.13	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(0.34)	0.78	1.63	1.19	0.20
Total from Investment Activities	—(a)	0.94	1.78	1.32	0.30
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.23)	(0.25)	(0.19)	(0.09)
Net Realized Gains	(0.30)	(0.20)	(0.04)	(0.06)	—
Total Dividends	(0.47)	(0.43)	(0.29)	(0.25)	(0.09)
Net Asset Value, End of Period	$15.44	$15.91	$15.40	$13.91	$12.84
Total Return(b)	0.01%	6.11%	12.93%	10.29%	2.41%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$432,536	$438,651	$413,982	$354,111	$298,174
Net Investment Income/(Loss)	2.14%	1.02%	1.10%	1.08%	1.10%
Expenses Before Reductions*(c)	0.08%	0.08%	0.08%	0.09%	0.09%
Expenses Net of Reductions*	0.08%	0.08%	0.08%	0.09%	0.09%
Portfolio Turnover Rate	11%	9%	8%	7%	6%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL DFA Multi-Strategy Fund (formally, AZL Growth Index Strategy Fund)
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.71	$17.86	$14.96	$13.37	$13.44
Investment Activities:
Net Investment Income/(Loss)	0.01	0.20	0.16	0.13	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.14)	0.96	2.97	1.64	(0.07)
Total from Investment Activities	(0.13)	1.16	3.13	1.77	—
Dividends to Shareholders From:
Net Investment Income	(0.24)	(0.22)	(0.20)	(0.16)	(0.07)
Net Realized Gains	(0.26)	(0.09)	(0.03)	(0.02)	—(a)
Total Dividends	(0.50)	(0.31)	(0.23)	(0.18)	(0.07)
Net Asset Value, End of Period	$18.08	$18.71	$17.86	$14.96	$13.37
Total Return(b)	(0.67%)	6.53%	21.07%	13.33%	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,257,794	$1,439,548	$1,347,836	$963,143	$764,506
Net Investment Income/(Loss)	(0.07)%	1.09%	1.20%	1.10%	1.16%
Expenses Before Reductions*(c)	0.07%	0.07%	0.07%	0.08%	0.08%
Expenses Net of Reductions*	0.07%	0.07%	0.07%	0.08%	0.08%
Portfolio Turnover Rate(d)	114%(e)	7%	3%	6%	3%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
(e)	Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,			January 10, 2012 to December 31, 2012 (a)
	2015	2014	2013
Net Asset Value, Beginning of Period	$12.56	$12.03	$10.69	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.22	0.08	0.10	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.25)	0.65	1.24	0.77
Total from Investment Activities	(0.03)	0.73	1.34	0.85
Dividends to Shareholders From:
Net Investment Income	(0.10)	(0.12)	—	(0.14)
Net Realized Gains	(0.13)	(0.08)	—(b)	(0.02)
Total Dividends	(0.23)	(0.20)	—(b)	(0.16)
Net Asset Value, End of Period	$12.30	$12.56	$12.03	$10.69
Total Return(c)	(0.22)%	6.09%	12.56%	8.50%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$255,129	$208,618	$155,547	$73,830
Net Investment Income/(Loss)	2.08%	0.97%	1.09%	1.41%
Expenses Before Reductions*(e)	0.14%	0.15%	0.17%	0.39%
Expenses Net of Reductions*	0.14%	0.15%	0.17%	0.21%
Portfolio Turnover Rate	5%	6%	4%	11%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund's primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP BIS Investments Trust (the "Subsidiary"). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary's operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Fusion Balanced Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.03	$12.62	$11.52	$10.55	$10.92
Investment Activities:
Net Investment Income/(Loss)	0.24	0.15	0.12	0.17	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	(0.42)	0.44	1.19	1.03	(0.27)
Total from Investment Activities	(0.18)	0.59	1.31	1.20	(0.10)
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.18)	(0.21)	(0.23)	(0.27)
Net Realized Gains	(0.53)	—	—	—	—
Total Dividends	(0.70)	(0.18)	(0.21)	(0.23)	(0.27)
Net Asset Value, End of Period	$12.15	$13.03	$12.62	$11.52	$10.55
Total Return(a)	(1.27)%	4.59%	11.46%	11.39%	(0.90)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,171,370	$1,280,573	$1,282,663	$1,017,893	$909,669
Net Investment Income/(Loss)	1.80%	1.13%	1.27%	1.48%	1.85%
Expenses Before Reductions*(b)	0.22%	0.22%	0.22%	0.23%	0.23%
Expenses Net of Reductions*	0.22%	0.22%	0.21%	0.18%	0.18%
Portfolio Turnover Rate(c)	11%	23%	6%	32%	20%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	The portfolio turnover rate, if any can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Fusion Conservative Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.63	$12.53	$11.99	$11.05	$11.18
Investment Activities:
Net Investment Income/(Loss)	0.25	0.16	0.16	0.14	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.35)	0.44	0.78	1.10	0.03
Total from Investment Activities	(0.10)	0.60	0.94	1.24	0.07
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.19)	(0.27)	(0.20)	(0.17)
Net Realized Gains	(0.43)	(0.31)	(0.13)	(0.10)	(0.03)
Total Dividends	(0.60)	(0.50)	(0.40)	(0.30)	(0.20)
Net Asset Value, End of Period	$11.93	$12.63	$12.53	$11.99	$11.05
Total Return(a)	(0.77)%	4.81%	7.96%	11.27%	0.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$268,335	$271,443	$265,232	$253,325	$188,191
Net Investment Income/(Loss)	2.09%	1.25%	1.29%	1.65%	2.12%
Expenses Before Reductions*(b)	0.24%	0.24%	0.24%	0.25%	0.28%
Expenses Net of Reductions*	0.24%	0.24%	0.22%	0.20%	0.23%
Portfolio Turnover Rate(c)	16%	36%	15%	36%	19%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Fusion Growth Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.86	$12.47	$10.61	$9.51	$10.15
Investment Activities:
Net Investment Income/(Loss)	0.21	0.13	0.14	0.12	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.49)	0.42	1.88	1.14	(0.61)
Total from Investment Activities	(0.28)	0.55	2.02	1.26	(0.45)
Dividends to Shareholders From:
Net Investment Income	(0.16)	(0.16)	(0.16)	(0.16)	(0.19)
Total Dividends	(0.16)	(0.16)	(0.16)	(0.16)	(0.19)
Net Asset Value, End of Period	$12.42	$12.86	$12.47	$10.61	$9.51
Total Return(a)	(2.07)%	4.36%	19.10%	13.29%	(4.43)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$729,011	$859,773	$929,054	$825,122	$727,185
Net Investment Income/(Loss)	1.43%	0.90%	1.12%	1.16%	1.32%
Expenses Before Reductions*(b)	0.22%	0.22%	0.22%	0.23%	0.23%
Expenses Net of Reductions*	0.22%	0.22%	0.21%	0.18%	0.18%
Portfolio Turnover Rate	15%	15%	8%	25%	24%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Fusion Moderate Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.05	$12.68	$11.17	$10.09	$10.58
Investment Activities:
Net Investment Income/(Loss)	0.22	0.14	0.11	0.13	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	(0.45)	0.40	1.57	1.13	(0.44)
Total from Investment Activities	(0.23)	0.54	1.68	1.26	(0.30)
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.17)	(0.17)	(0.18)	(0.19)
Net Realized Gains	(0.50)	—	—	—	—
Total Dividends	(0.67)	(0.17)	(0.17)	(0.18)	(0.19)
Net Asset Value, End of Period	$12.15	$13.05	$12.68	$11.17	$10.09
Total Return(a)	(1.71)%	4.24%	15.17%	12.53%	(2.84)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$2,466,434	$2,724,412	$2,753,188	$2,068,583	$1,808,566
Net Investment Income/(Loss)	1.61%	1.04%	1.22%	1.34%	1.63%
Expenses Before Reductions*(b)	0.22%	0.22%	0.22%	0.23%	0.22%
Expenses Net of Reductions*	0.22%	0.22%	0.21%	0.18%	0.17%
Portfolio Turnover Rate	13%	20%	5%	23%	19%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP BlackRock Global Allocation Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,			January 10, 2012 to December 31, 2012 (a)
	2015	2014	2013
Net Asset Value, Beginning of Period	$12.22	$12.02	$10.54	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.07	0.10	0.05	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.26)	0.16	1.43	0.56
Total from Investment Activities	(0.19)	0.26	1.48	0.67
Dividends to Shareholders From:
Net Investment Income	(0.14)	—(b)	—	(0.12)
Net Realized Gains	(0.20)	(0.06)	—(b)	(0.01)
Total Dividends	(0.34)	(0.06)	—(b)	(0.13)
Net Asset Value, End of Period	$11.69	$12.22	$12.02	$10.54
Total Return(c)	(1.57)%	2.18%	14.08%	6.71%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$830,363	$818,435	$681,691	$326,544
Net Investment Income/(Loss)(e)	0.67%	0.96%	0.55%	2.01%
Expenses Before Reductions(e)(f)	1.18%	1.18%	1.21%	2.44%
Expenses Net of Reductions(e)	1.18%	1.18%	1.21%	2.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.18%	1.18%	1.21%	2.37%
Portfolio Turnover Rate	64%	61%	40%	119%(d)
(a)	Period from commencement of operations.
(b)	Less than $0.005.
(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, which is used to pay certain Fund Expenses.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP DFA Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
April 27, 2015 to December 31, 2015(a)

Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.49)
Total from Investment Activities	(0.50)
Net Asset Value, End of Period	$9.50
Total Return(b)	(5.00)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$26,087
Net Investment Income/(Loss)(d)	(0.14)%
Expenses Before Reductions*(d)(e)	0.52%
Expenses Net of Reductions*(d)	0.14%
Portfolio Turnover Rate(d)	2%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Franklin Templeton Founding Strategy Plus Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,			April 27, 2012 to December 31, 2012(a)
	2015	2014	2013
Net Asset Value, Beginning of Period	$12.49	$12.39	$10.52	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.43	0.12	0.12	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(1.20)	0.17	1.75	0.56
Total from Investment Activities	(0.77)	0.29	1.87	0.69
Dividends to Shareholders From:
Net Investment Income	(0.18)	(0.11)	—	(0.13)
Net Realized Gains	(0.21)	(0.08)	—(b)	(0.04)
Total Dividends	(0.39)	(0.19)	—(b)	(0.17)
Net Asset Value, End of Period	$11.33	$12.49	$12.39	$10.52
Total Return(c)	(6.21)%	2.33%	17.79%	6.87%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$307,668	$297,191	$204,518	$44,647
Net Investment Income/(Loss)	3.85%	1.42%	1.75%	3.46%
Expenses Before Reductions*(e)	0.15%	0.15%	0.17%	0.48%
Expenses Net of Reductions*	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	4%	4%	9%	34%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations. During the period from April 30, 2012 to December 10, 2012, the Fund's primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP FTFSP Investments Trust (the "Subsidiary"). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary's operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Growth Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,			January 10, 2012 to December 31, 2012(a)
	2015	2014	2013
Net Asset Value, Beginning of Period	$13.90	$13.23	$10.95	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.25	0.10	0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(0.36)	0.75	2.18	1.01
Total from Investment Activities	(0.11)	0.85	2.28	1.10
Dividends to Shareholders From:
Net Investment Income	(0.12)	(0.10)	—	(0.12)
Net Realized Gains	(0.12)	(0.08)	—(b)	(0.03)
Total Dividends	(0.24)	(0.18)	—(b)	(0.15)
Net Asset Value, End of Period	$13.55	$13.90	$13.23	$10.95
Total Return(c)	(0.80)%	6.47%	20.85%	10.98%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,392,460	$1,118,257	$768,606	$261,143
Net Investment Income/(Loss)	2.17%	1.05%	1.25%	1.47%
Expenses Before Reductions*(e)	0.12%	0.12%	0.13%	0.22%
Expenses Net of Reductions*	0.12%	0.12%	0.13%	0.15%
Portfolio Turnover Rate	1%	1%	—(f)	11%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund's primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP GIS Investments Trust (the "Subsidiary"). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary's operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Represents less than 0.5%.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP Invesco Equity and Income Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,			January 10, 2012 to December 31, 2012(a)
	2015	2014	2013
Net Asset Value, Beginning of Period	$14.37	$13.34	$10.77	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.25	0.06	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(0.71)	1.06	2.50	0.79
Total from Investment Activities	(0.46)	1.12	2.57	0.89
Dividends to Shareholders From:
Net Investment Income	(0.07)	(0.05)	—	(0.10)
Net Realized Gains	(0.35)	(0.04)	—(b)	(0.02)
Total Dividends	(0.42)	(0.09)	—(b)	(0.12)
Net Asset Value, End of Period	$13.49	$14.37	$13.34	$10.77
Total Return(c)	(3.21)%	8.42%	23.88%	8.89%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$520,844	$467,457	$298,836	$79,526
Net Investment Income/(Loss)	1.97%	0.65%	0.89%	1.82%
Expenses Before Reductions*(e)	0.13%	0.14%	0.16%	0.36%
Expenses Net of Reductions*	0.13%	0.14%	0.15%	0.15%
Portfolio Turnover Rate	2%	1%	—	9%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund's primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP IEI Investments Trust (the "Subsidiary"). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary's operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MVP T. Rowe Price Capital Appreciation Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31, 2015	January 10, 2014 to December 31, 2014(a)

Net Asset Value, Beginning of Period	$10.45	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.04	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.39	1.11
Total from Investment Activities	0.43	1.12
Dividends to Shareholders From:
Net Investment Income	—	(0.01)
Net Realized Gains	—(b)	(0.66)
Total Dividends	—(b)	(0.67)
Net Asset Value, End of Period	$10.88	$10.45
Total Return(c)	4.15%	11.19%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$664,399	$288,843
Net Investment Income/(Loss)	0.49%	0.26%
Expenses Before Reductions*(e)	0.13%	0.14%
Expenses Net of Reductions*	0.13%	0.14%
Portfolio Turnover Rate	1%	1%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016

FOR MORE INFORMATION

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

MORE INFORMATION ABOUT THE FUNDS

The following documents are available free upon request:
Annual/Semi-Annual Reports (Shareholder Reports):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.
Proxy Voting Records:
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.
Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.
Shareholder Inquiries:
Shareholders in the Fund may make inquiries to the Fund by contacting the Fund at the address or the toll-free number set forth in the table below.
Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 3435 Stelzer Road, Columbus, Ohio 43219 (toll-free) 1-800-624-0197	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments (for the SAI) www.allianzlife.com/shareholderreports (for the shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:
In Person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)
By Mail:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
 Washington, D.C. 20549
On the EDGAR database via the Internet:
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The Trust's Investment Company Act File No. 811-21624
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ April 25, 2016